CONCENTRATION OF CUSTOMERS (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Disclosure of major customers [line items]
Revenue	¥ 186,390	$ 28,648	¥ 146,490	¥ 171,437
China Petroleum and Chemical Corporation [member]
Disclosure of major customers [line items]
Revenue	15,488		9,659	14,692
PetroChina Company Limited [member]
Disclosure of major customers [line items]
Revenue	11,957		6,923	5,502
BP p.l.c. [member]
Disclosure of major customers [line items]
Revenue	3,108		2,843	3,093
Phillips 66 [member]
Disclosure of major customers [line items]
Revenue	2,631
Royal Dutch Shell PLC [member]
Disclosure of major customers [line items]
Revenue	¥ 2,627		3,661	6,917
EOG Resources, Inc. [member]
Disclosure of major customers [line items]
Revenue			¥ 2,660	¥ 3,746